Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues:
Online game services	$ 2,672,844	¥ 17,314,148	¥ 9,266,158	¥ 7,864,464
Advertising services	276,232	1,789,377	1,344,829	987,467
E-mail, e-commerce and others	571,084	3,699,370	1,101,847	344,244
Total net revenues	3,520,160	22,802,895	11,712,834	9,196,175
Cost of revenues	(1,450,996)	(9,399,260)	(3,261,544)	(2,478,516)
Gross profit	2,069,164	13,403,635	8,451,290	6,717,659
Operating expenses:
Selling and marketing expenses	(456,672)	(2,958,229)	(1,894,998)	(1,093,612)
General and administrative expenses	(156,596)	(1,014,395)	(467,669)	(349,832)
Research and development expenses	(333,275)	(2,158,888)	(1,323,498)	(921,618)
Total operating expenses	(946,543)	(6,131,512)	(3,686,165)	(2,365,062)
Operating profit	1,122,621	7,272,123	4,765,125	4,352,597
Other income/(expenses):
Investment income, net	9,624	62,341	27,373	37,255
Interest income	92,150	596,930	601,502	506,181
Exchange (losses)/gains	20,651	133,776	(17,998)	(15,348)
Other, net	6,968	45,138	82,438	95,136
Income before tax	1,252,014	8,110,308	5,458,440	4,975,821
Income tax	(196,579)	(1,273,408)	(662,735)	(530,603)
Net income	1,055,435	6,836,900	4,795,705	4,445,218
Net income attributable to noncontrolling interests and mezzanine classified noncontrolling interests	(15,714)	(101,792)	(39,082)	(1,308)
Net income attributable to the NetEase, Inc.'s shareholders	1,039,721	6,735,108	4,756,623	4,443,910
Net income	1,055,435	6,836,900	4,795,705	4,445,218
Other comprehensive income
Unrealized gains on available-for-sale securities, net of tax	4,238	27,452
Total comprehensive income	1,059,673	6,864,352	4,795,705	4,445,218
Comprehensive income attributable to noncontrolling interests and mezzanine classified noncontrolling interests	(15,714)	(101,792)	(39,082)	(1,308)
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 1,043,959	¥ 6,762,560	¥ 4,756,623	¥ 4,443,910
Net income per share, basic (in CNY and dollars per share) | (per share)	$ 0.32	¥ 2.05	¥ 1.46	¥ 1.37
Net income per ADS, basic (in CNY and dollars per share) | (per share)	7.91	51.27	36.43	34.21
Net income per share, diluted (in CNY and dollars per share) | (per share)	0.31	2.04	1.45	1.36
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	$ 7.86	¥ 50.94	¥ 36.29	¥ 34.12
Weighted average number of ordinary shares outstanding, basic (in shares)	3,284,382	3,284,382	3,264,450	3,247,874
Weighted average number of ADS outstanding, basic (in shares)	131,375	131,375	130,578	129,915
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,305,213	3,305,213	3,277,049	3,256,297
Weighted average number of ADS outstanding, diluted (in shares)	132,209	132,209	131,082	130,252